Schedule of Investments (unaudited) June 30, 2019	BlackRock 80/20 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(d) — 104.1%

Equity Funds — 82.8%
BlackRock Emerging Markets Fund, Inc., Class K	1,187,967	$28,546,848
BlackRock Global Allocation Fund, Inc., Class K	1,149,916	22,124,385
BlackRock Technology Opportunities Fund, Institutional Class	562,064	18,806,651
International Tilts Master Portfolio	$21,830,352	21,830,352
iShares Core MSCI EAFE ETF	352,551	21,646,631
iShares Core S&P Small-Cap ETF (a)	189,384	14,824,980
iShares Core S&P Total U.S. Stock Market ETF	1,210,648	80,665,476
iShares Edge MSCI Min Vol USA ETF	310,537	19,169,449
iShares Edge MSCI USA Momentum Factor ETF	192,182	22,792,786
iShares Edge MSCI USA Quality Factor ETF	200,585	18,347,510
Master Advantage Large Cap Core Portfolio	$37,532,961	37,532,961

		306,288,029

Fixed Income Funds — 17.2%
Master Total Return Portfolio	$33,738,182	33,738,182
U.S. Total Bond Index Master Portfolio	$29,874,863	29,874,863

		63,613,045

Short-Term Securities — 4.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26% (b)	320,686	320,686
SL Liquidity Series, LLC, Money Market Series, 2.55% (b)(c)	14,770,279	14,774,710

		15,095,396

Total Affiliated Investment Companies — 104.1% (Cost: $350,591,922)		384,996,470

Liabilities in Excess of Other Assets — (4.1)%		(15,274,694)

Net Assets — 100.0%		$369,721,776

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the period ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 09/30/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/19	Value at 06/30/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Advantage Emerging Markets Fund, Class K	2,350,475	18,463		(2,368,938)		—	$—	$—	$(3,542,754)	$2,775,300
BlackRock Emerging Markets Fund, Inc., Class K	—	1,204,431		(16,464)		1,187,967	28,546,848	—	(1,783)	1,713,171
BlackRock Global Allocation Fund, Inc., Class K	1,061,784	144,497		(56,365)		1,149,916	22,124,385	77,496	737,349	(297,064)
BlackRock Liquidity Funds, T-Fund, Institutional Class	676,884	—		(356,198	)(b)	320,686	320,686	10,184	—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	1,449,280	1,173,730		(2,623,010)		—	—	308,849	(499,166)	411,282
BlackRock Technology Opportunities Fund, Institutional Class	—	563,952		(1,888)		562,064	18,806,651	—	(3,155)	791,162
International Tilts Master Portfolio	$13,353,596	$8,476,756	(c)(d)	$—		$21,830,352	21,830,352	607,067	(619,113)	241,839
iShares Core MSCI EAFE ETF	341,129	29,063		(17,641)		352,551	21,646,631	667,801	1,775	(909,845)
iShares Core S&P Mid-Cap ETF	234,597	2,769		(237,366)		—	—	83,685	3,934,814	(8,607,058)
iShares Core S&P Small-Cap ETF	—	272,243		(82,859)		189,384	14,824,980	116,176	333,165	826,282
iShares Core S&P Total U.S. Stock Market ETF	954,898	329,893		(74,143)		1,210,648	80,665,476	1,073,548	423,442	945,550
iShares Edge MSCI Min Vol USA ETF	135,205	190,172		(14,840)		310,537	19,169,449	215,868	15,951	2,044,572

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Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock 80/20 Target Allocation Fund

Affiliate	Shares/ Investment Value Held at 09/30/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

iShares Edge MSCI Multifactor USA ETF	888,945	39,047		(927,992)		—	$—	$530,343		$(797,202)	$(1,715,203)
iShares Edge MSCI USA Momentum Factor ETF	195,387	16,471		(19,676)		192,182	22,792,786	248,837		136,843	(140,378)
iShares Edge MSCI USA Quality Factor ETF	—	201,275		(690)		200,585	18,347,510	90,925		(3,376)	313,653
iShares Global Tech ETF	127,132	56,783		(183,915)		—	—	131,373		1,144,085	(771,412)
Master Advantage Large Cap Core Portfolio	$36,558,308	$974,653	(c)(d)	$—		$37,532,961	37,532,961	527,449		604,834	(591,209)
Master Total Return Portfolio	$38,868,218	$—		$(5,130,036	)(b)(d)	$33,738,182	33,738,182	894,129		87,497	1,332,635
U.S. Total Bond Index Master Portfolio	$—	$29,874,863	(c)(d)	$—		$29,874,863	29,874,863	383,034		41,556	1,196,370
SL Liquidity Series, LLC, Money Market Series	—	14,770,279	(c)(d)	—		14,770,279	14,774,710	18,616	(e)	2,339	—

							$384,996,470	$5,985,380		$1,997,101	$(440,353)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	Represents net shares/investment value purchased.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies(a)	$247,245,402	$—	$—	$247,245,402

Investments Valued at Net Asset Value (“NAV”)(b)				137,751,068

Total Investments				$384,996,470

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

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